Schedule of Earnings Per Share, Basic and Diluted (Details)	3 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($)	Jan. 31, 2015 USD ($)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 1		$ (21,078,265)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 2		(4,238,490)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 3		0
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 4		(239,680)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 5		(21,078,265)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 6		(4,478,170)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 7		36,146,353
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 8		$ 31,418,517
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 9		(0.58)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 10		(0.14)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 11		$ 136,935,946
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 12		6,775,446
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 13		97,997,760
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 14		9,651,379
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 15		235,868,706
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 16		$ 16,426,825
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 1	$ (1,810,036)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 2	(1,233,860)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 3	41,861,279
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 4	$ 31,151,397
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 5	(0.04)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 6	(0.04)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 7	$ 139,361,506
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 8	8,656,446
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 9	96,034,360
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 10	6,899,431
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 11	235,395,866
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 12	$ 15,555,877